Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2023	Jul. 28, 2022	Jun. 28, 2021
Statement of Financial Position [Abstract]
Ordinary shares, par value	$ 0.000001	$ 0.000001	$ 0.000001	$ 0.000001	$ 0.0001
Ordinary shares, authorized	50,000,000,000	50,000,000,000	50,000,000,000	50,000,000,000	500,000,000
Ordinary shares, issued	121,484,348	120,081,456		117,647,000
Ordinary shares, outstanding	121,423,854	120,020,962		117,647,000